PREFERRED LIMITED PARTNERS' EQUITY	6 Months Ended
Jun. 30, 2021
Disclsoure of Preferred Limited Partners Equity [Abstract]
PREFERRED LIMITED PARTNERS' EQUITY	PREFERRED LIMITED PARTNERS' EQUITY
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred LP units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at
				2021	2020	June 30, 2021	December 31, 2020
Series 5 (C$72)	2.89	5.59	April 2018	$2	$1	$49	$49
Series 7 (C$175)	7.00	5.50	January 2026	4	4	128	128
Series 9 (C$200)	8.00	5.75	July 2021	5	4	147	147
Series 11 (C$250)	10.00	5.00	April 2022	5	5	187	187
Series 13 (C$250)	10.00	5.00	April 2023	5	5	196	196
Series 15 (C$175)	7.00	5.75	April 2024	4	4	126	126
Series 17 ($200)	8.00	5.25	March 2025	4	3	195	195
	52.89			$29	$26	$1,028	$1,028
As at June 30, 2021, none of the Class A, Series 5 Preferred Limited Partnership Units have been redeemed.
Subsequent to the quarter, Brookfield Renewable redeemed all of the outstanding units of Series 9 Preferred Limited Partnership units for C$200 million or C$25 per Preferred Limited Partnership Unit.
Class A Preferred LP Units - Normal Course Issuer Bid
In July 2021, the Toronto Stock Exchange accepted notice of Brookfield Renewable's intention to renew the normal course issuer bid in connection with the outstanding Class A Preferred Limited Partnership Units for another year to July 8, 2022, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, Brookfield Renewable is permitted to repurchase up to 10% of the total public float for each respective series of its Class A Preference Units. Unitholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. No shares were repurchased during the six months ended June 30, 2021.